Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of January 2017

Collection Period Start	1-Jan-17	Distribution Date	15-Feb-17
Collection Period End	31-Jan-17	30/360 Days	30
Beg. of Interest Period	17-Jan-17	Actual/360 Days	29
End of Interest Period	15-Feb-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	454,263,304.09	412,223,270.68	0.4616900
Total Securities		892,857,285.72	454,263,304.10	412,223,270.69	0.4616900
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	236,406,018.38	194,365,984.97	0.7712936
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	42,040,033.41	275,807.02	166.8255294	1.0944723
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	42,040,033.41	374,557.02

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,509,717.56
Monthly Interest				2,227,543.56
Total Monthly Payments				8,737,261.12

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				297,792.22
Aggregate Sales Proceeds Advance				19,396,609.79
Total Advances				19,694,402.01

Vehicle Disposition Proceeds:
Reallocation Payments				23,895,129.88
Repurchase Payments				907,523.44
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,032,633.55
Excess Wear and Tear and Excess Mileage				236,951.85
Remaining Payoffs				0.00
Net Insurance Proceeds				586,385.74
Residual Value Surplus				582,063.49
Total Collections				61,672,351.08

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	18,164,637.43			1,417
Involuntary Repossession	149,896.54			10
Voluntary Repossession	126,078.00			6
Full Termination	5,454,517.91			368
Bankruptcty	-			-
Insurance Payoff		579,824.83		46
Customer Payoff			247,916.91	13
Grounding Dealer Payoff			3,885,520.84	235
Dealer Purchase			1,532,615.92	76
Total	23,895,129.88	579,824.83	5,666,053.67	2,171

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of January 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,284	534,145,324.06	7.00000%	454,263,304.09
Total Depreciation Received		(7,920,593.04)		(6,267,695.19)
Principal Amount of Gross Losses	(78)	(1,277,049.15)		(1,097,421.52)
Repurchase / Reallocation	(60)	(1,042,370.83)		(907,523.44)
Early Terminations	(1,418)	(22,244,284.24)		(18,957,032.27)
Scheduled Terminations	(988)	(17,121,850.32)		(14,810,360.99)
Pool Balance - End of Period	25,740	484,539,176.48		412,223,270.68

Remaining Pool Balance
Lease Payment				72,342,375.14
Residual Value				339,880,895.54
Total				412,223,270.68

III. DISTRIBUTIONS

Total Collections					61,672,351.08
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					61,672,351.08

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					470,147.07
3. Reimbursement of Sales Proceeds Advance					15,971,947.60
4. Servicing Fee:
Servicing Fee Due					378,552.75
Servicing Fee Paid					378,552.75
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					16,820,647.42

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					275,807.02

Class A-3 Notes Monthly Interest Paid					275,807.02
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of January 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	374,557.02
Total Note and Certificate Monthly Interest Paid	374,557.02
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	44,477,146.64

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	42,040,033.41

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	42,040,033.41
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,437,113.23

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of January 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount				4,464,286.43
Required Reserve Account Amount				13,392,859.29
Beginning Reserve Account Balance				13,392,859.29
Additional Cash Infusion				0.00
Reinvestment Income for the Period				0.00
Reserve Fund Available for Distribution				13,392,859.29
Reserve Fund Draw Amount				0.00
Deposit of Remaining Available Collections				2,437,113.23
Gross Reserve Account Balance				15,829,972.52
Remaining Available Collections Released to Seller				2,437,113.23
Total Ending Reserve Account Balance				13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity				8.95
Monthly Prepayment Speed				106%
Lifetime Prepayment Speed				74%

		$		units
Recoveries of Defaulted and Casualty Receivables			955,748.25
Securitization Value of Defaulted Receivables and Casualty Receivables			1,097,421.52	78
Aggregate Defaulted and Casualty Gain (Loss)			(141,673.27)
Pool Balance at Beginning of Collection Period			454,263,304.09
Net Loss Ratio
Current Collection Period			-0.0312%
Preceding Collection Period			-0.0035%
Second Preceding Collection Period			-0.0038%
Third Preceding Collection Period			-0.0446%

Cumulative Net Losses for all Periods			0.2095%	1,870,133.77

Delinquent Receivables:	% of BOP Pool Balance	Amount		Number
31-60 Days Delinquent	0.78%		3,557,863.70	230
61-90 Days Delinquent	0.29%		1,339,467.78	80
91-120+ Days Delinquent	0.07%		319,277.31	21
More than 120 Days	0.01%		64,288.36	4
Total Delinquent Receivables:	1.15%		5,280,897.15	335

60+ Days Delinquencies as Percentage of Receivables		Amount		Number
Current Collection Period			0.38%	0.37%
Preceding Collection Period			0.34%	0.34%
Second Preceding Collection Period			0.29%	0.27%
Third Preceding Collection Period			0.25%	0.23%

Aggregate Sales Performance of Auctioned Vehicles		$		units
Sales Proceeds			23,619,155.34	1,785
Securitization Value			25,480,090.19	1,785
Aggregate Residual Gain (Loss)			(1,860,934.85)

Cumulative Sales Performance of Auctioned Vehicles		$		units
Cumulative Sales Proceeds			154,377,750.89	11,003
Cumulative Securitization Value			166,723,567.31	11,003
Cumulative Residual Gain (Loss)			(12,345,816.42)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance				24,595,267.77
Reimbursement of Outstanding Advance				15,971,947.60
Additional Advances for current period				19,396,609.79
Ending Balance of Residual Advance				28,019,929.96

Beginning Balance of Payment Advance				1,065,127.43
Reimbursement of Outstanding Payment Advance				470,147.07
Additional Payment Advances for current period				297,792.22
Ending Balance of Payment Advance				892,772.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of January 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO